[DECHERT LLP LETTERHEAD]


August 5, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Advisory Hedged Opportunity Fund (the "Fund")
         File Nos.  333-102751 and 811-21288


Ladies and Gentlemen:

Please be advised that in lieu of filing a copy of a form of the Fund's prospectus and statement of additional information under Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the above- referenced registration statement on Form N-2 (the "Registration Statement") filed on July 29, 2005; and

(2) that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.


Should you have any questions, please contact the undersigned at (202) 261-3459 or Kimberly Dopkin Rasevic at (202) 261-3447.

Very truly yours,



/s/ Reza Pishva
-----------------
    Reza Pishva
    Dechert LLP